OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2024
Other Current Liabilities [Abstract]
OTHER CURRENT LIABILITIES
NOTE 13 -	OTHER CURRENT LIABILITIES

	December 31,
	2024	2023

Accrued expenses (*)	$2,662	$1,615
Employees and payroll accruals	493	1,003
Government authorities	1,237	2,444
Related parties (**)	-	239
Advances from customers	492	787
Liability for restructuring	117	117
Other payables	-	13

	$5,001	$6,218

(*)	Including outstanding amount related to management fee to be paid to entity controlled by main shareholders of the Company in total amount of $427 as of December 31, 2024. See also Note 24A below.

(**)
On October 5, 2023, IMC Holdings entered into a loan agreements with two main shareholders, to borrow a principal amount of NIS 1 million (approximately $394) which bears an interest at a rate of 18%, with associated application fee of 4% per annum and an origination fee of 4% per annum. The principal amount and accrued interest shall be paid within 6 months.

In May 2024, the outstanding principal and accrued interest amounted to $431 were converted into convertible debentures (see Note 15 below).